SCHEDULE OF DETAILS OF REVENUE AND COST OF REVENUE (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Accounting Policies [Abstract]
Revenue	$ 1,954,976	$ 2,698,229	$ 2,807,909
Cost of Revenue	(1,923,552)	(2,283,233)	(2,177,443)
Gross profit	$ 31,424	$ 414,996	$ 630,466
Gross Profit Margin	1.60%	15.40%	22.50%